Equity Method Investments - Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position (Detail) - USD ($) $ in Millions		Jun. 30, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Total equity method investments		$ 230	$ 2,030
YPL [Member]
Disclosure of associates [line items]
Total equity method investments	[1]	30	1,798
Other equity method investments [member]
Disclosure of associates [line items]
Total equity method investments		$ 200	$ 232

[1]	The balance as of June 30, 2024 represents undistributed cash from sale of remaining LSEG shares.